UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Item 1. Report to Stockholders.

HUBER CAPITAL EQUITY INCOME FUND
HUBER CAPITAL SMALL CAP VALUE FUND
Institutional Shares

SEMI-ANNUAL REPORT
April 30, 2008

June, 2008

Dear Shareholder:

The six month period was characterized by a decline in equity market indices, regardless of market capitalization.  The S&P 500® declined 9.64% while the Russell 2000® Value Index was down 11.55% for the period 11/01/07 – 04/30/08.  Small cap stocks showed greater volatility than their large cap brethren, declining more rapidly in the early part of the period and recovering more aggressively in the ensuing three months.  The markets continued its desire for most anything commodity related while shunning anything consumer and financial, a negative factor for both the Equity Income Fund and Small Cap Value Fund.

Huber Capital Equity Income Fund Review
For the six month period of November 1, 2007 through April 30, 2008, the Equity Income Fund’s return was -16.24%, underperforming the broader equity markets as measured by the Russell 1000® Value Index and the S&P 500 Index, which generated total returns of -9.83% and -9.64%, respectively.  The sectors that contributed most positively to the fund’s performance were Producer Durables and Financial Services while sectors that detracted from performance were Consumer Discretionary, Integrated Oils and Other Energy.  Stocks that contributed strongly to performance were Flowserve Corporation (a developer, manufacturer, and seller of precision-engineered flow control equipment) and Visa (an electronic payments network operator).  We were most negatively impacted by Idearc and RH Donnelly, two yellow pages publishers, as well as from our underweight of the Integrated Oil and Other Energy sectors, the only two sectors that increased in value during the period.

Huber Capital Small Cap Value Fund Review
For the six month period of November 1, 2007 through April 30, 2008, the Small Cap Value Fund’s return was -14.15%, underperforming the benchmark Russell 2000 Value Index, which generated a total return of -11.55%.  The sectors that contributed most positively to the fund’s performance were Consumer Staples, Materials and Processing, and Health Care.  Sectors that underperformed were Consumer Discretionary, Financial Services, and Other Energy.  Stocks that contributed strongly to performance were Overhill Farms (a producer of frozen food products), UFP Technologies (a designer and manufacturer of packaging solutions), and Tenet Healthcare (a hospital owner and operator).  Significant negative factors for the Small Cap Value Fund during the period, like in the Equity Income Fund, were our exposures to the yellow pages provider Idearc and our underexposure to energy-related companies.  Also, the shares of CRM Holdings, an insurance and brokerage company, performed poorly in the period but have subsequently experienced a significant rebound due to the settlement of a lawsuit with the state of New York.

Outlook
They key question at this point, from an economic standpoint, is whether we are in recession, and if so, how severe it will be and how long it will persist.  From an equity markets standpoint, the most critical issues are how much of the expected weakness in the economy is discounted in stock prices, when will equity returns again turn favorable, and how long will the markets continue its singular positive focus on energy and commodities.  While pundits today debate whether we are already in a recession (we believe that technically we are not), what is clear is that economic growth has certainly ground to a halt.  One of the key drivers, at the moment, appears to be the severity of the credit squeeze.  The cost of credit remains very high as lenders are either unwilling to provide credit, or only do so at expensive rates.  Recent aggressive rate cuts by the Fed are designed to increase market liquidity, but these benefits, for the time being, are being largely offset by investors’ demands for higher risk premiums.  Two other factors inhibiting the economy are declining home values and inflationary pressures on food and gas prices, both of which are applying downward pressure to consumer spending.  Recent fiscal stimulus is a positive factor providing some cushion to the consumer.

We expect volatility in the equity markets to remain high as the market sorts out the current credit mess, the housing market seeks out a bottom, and energy and food prices continue to create uncertainty regarding consumer spending trends.  We continue to seek out those companies that are trading below intrinsic value on a normalized basis, based on a discounted valuation of future cash flows over the long term.

Thank you for your support and for entrusting us with your investment dollars.  We will work hard to earn that trust and look forward to meeting your investment needs for years to come.

Sincerely,

The Huber Capital Management Team

Mutual fund investing involves risk.  Principal loss is possible.  The funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for complete fund holdings.

The information provided herein represents the opinion of Huber Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000 Index.  The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The indexes do not reflect the payment of transaction costs, fees and expenses associated with an investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices.  It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

6/08

Huber Funds

EXPENSE EXAMPLE – April 30, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/01/07 – 4/30/08).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund per the advisory agreement.  Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – April 30, 2008 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/01/07	4/30/08	11/01/07 – 4/30/08*
Actual
Equity Income Fund	$1,000.00	$ 837.60	$6.81
Small Cap Value Fund	$1,000.00	$ 858.50	$9.20
Hypothetical (5% return
before expenses)
Equity Income Fund	$1,000.00	$1,017.45	$7.47
Small Cap Value Fund	$1,000.00	$1,014.97	$9.97

*
Expenses are equal to an annualized expense ratio of 1.49% for the Huber Capital Equity Income Fund and 1.99% for the Huber Capital Small Cap Value Fund, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days (to reflect the one-half year period).

Huber Funds

SECTOR Allocation of Portfolio Assets – April 30, 2008 (Unaudited)

Huber Capital Equity Income Fund

Huber Capital Small Cap Value Fund

Percentages represent market value as a percentage of total investments.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 99.35%	Value
	Aerospace & Defense - 2.72%
740	Northrop Grumman Corp.	$54,442
	Air Freight & Logistics - 2.82%
590	FedEx Corp.	56,563
	Biotechnology - 1.75%
840	Amgen Inc. (a)	35,171
	Chemicals - 4.12%
460	Agrium Inc. (b)	36,340
500	Eastman Chemical Co.	36,750
200	Intrepid Potash, Inc. (a)	9,498
		82,588
	Commercial Banks - 1.80%
960	Bank of America Corp.	36,038
	Construction & Engineering - 2.44%
130	Fluor Corp.	19,873
1,010	KBR, Inc.	29,128
		49,001
	Consumer Finance - 2.13%
2,340	Discover Financial Services	42,611
	Diversified Financial Services - 6.09%
3,150	Citigroup Inc.	79,600
890	JPMorgan Chase & Co.	42,409
		122,009
	Electric Utilities - 3.05%
490	Exelon Corp.	41,885
290	FPL Group, Inc.	19,224
		61,109
	Electronic Equipment & Instruments - 1.04%
560	Tyco Electronics Ltd. (b)	20,950
	Food & Staples Retailing - 1.13%
390	Wal-Mart Stores, Inc.	22,612
	Food Products - 2.60%
1,150	ConAgra Foods, Inc.	27,094
1,400	Tyson Foods, Inc. - Class A	24,920
		52,014

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)

Shares		Value
	Home Improvement Stores - 3.51%
2,440	Home Depot, Inc.	$70,272
	Industrial Conglomerates - 1.30%
800	General Electric Co.	26,160
	Insurance - 14.87%
1,820	American International Group, Inc.	84,084
3,500	Conseco, Inc. (a)	40,775
1,460	Genworth Financial Inc. - Class A	33,668
2,290	Unum Group	53,151
2,470	XL Capital Ltd - Class A (b)	86,178
		297,856
	Internet & Catalog Retail - 2.11%
1,350	eBay Inc. (a)	42,242
	IT Services - 4.22%
4,560	Electronic Data Systems Corp.	84,634
	Land Subdividers & Developers,
	Except Cemeteries - 4.32%
3,200	MI Developments, Inc. - Class A (b)	86,496
	Machinery - 5.08%
820	Flowserve Corp.	101,754
	Media - 4.12%
10,140	Idearc Inc.	33,462
5,430	Interpublic Group of Companies, Inc. (a)	49,142
		82,604
	Metals & Mining - 0.94%
540	Alcoa Inc.	18,781
	Oil & Gas - 3.41%
850	Royal Dutch Shell PLC - ADR	68,264
	Pharmaceuticals - 5.66%
2,330	Pfizer, Inc.	46,856
1,000	Schering-Plough Corp.	18,410
1,550	Watson Pharmaceuticals, Inc. (a)	48,112
		113,378
	Residential Construction - 6.19%
1,200	Centex Corp.	24,984

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited), Continued

Shares		Value
	Residential Construction - 6.19% (Continued)
5,910	Lennar Corp. - Class B	$98,992
		123,976
	Software - 8.02%
4,600	CA Inc.	101,844
2,060	Microsoft Corp.	58,751
		160,595
	Thrifts & Mortgage Finance - 3.91%
1,440	Fannie Mae	40,752
1,510	Freddie Mac	37,614
		78,366
	TOTAL COMMON STOCKS
	(Cost $2,311,058)	1,990,486

	SHORT-TERM INVESTMENTS - 1.31%
13,101	SEI Daily Income Treasury Fund	13,101
13,101	SEI Daily Income Trust Government Fund	13,101
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,202)	26,202

	Total Investments in Securities
	(Cost $2,337,260) - 100.66%	2,016,688
	Liabilities in Excess of Other Assets - (0.66)%	(13,247)
	NET ASSETS - 100.00%	$2,003,441

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.95%	Value
	Air Freight & Logistics - 2.05%
2,100	Livingston International Income Fund (b)	$29,526
	Auto Components - 3.15%
4,030	Miller Industries, Inc. (a)	45,458
	Chemicals - 3.06%
200	CF Industries Holdings, Inc.	26,740
100	Intrepid Potash, Inc. (a)	4,749
4,200	Tronox Inc. - Class B	12,558
		44,047
	Commercial Services & Supplies - 3.26%
2,520	IKON Office Solutions, Inc.	27,594
870	Kelly Services, Inc. - Class A	19,357
		46,951
	Computers & Peripherals - 2.00%
3,150	STEC Inc. (a)	28,917
	Consumer Finance - 1.80%
2,030	Nelnet, Inc. - Class A	25,964
	Containers & Packaging - 1.91%
2,770	UFP Technologies, Inc. (a)	27,506
	Construction & Engineering - 4.51%
5,200	Argan, Inc. (a)	65,000
	Electric Utilities - 1.33%
800	Portland General Electric Company	19,200
	Food Products - 8.53%
700	Imperial Sugar Company	11,039
22,160	Overhill Farms, Inc. (a)	111,908
		122,947
	Health Care Providers & Services - 2.96%
6,670	Tenet Healthcare Corp. (a)	42,688
	Home Improvement Stores - 0.66%
2,040	Building Materials Holding Corp.	9,506
	Hotels, Restaurants & Leisure - 8.07%
6,490	Boston Pizza Royalties Income Fund (b)	73,400
4,050	Brazil Fast Food Corp. (a) (b)	16,808
1,290	Famous Dave’s of America, Inc. (a)	11,623

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited), Continued

Shares		Value
	Hotels, Restaurants & Leisure - 8.07% (Continued)
5,180	Trump Entertainment Resorts, Inc. (a)	$14,452
		116,283
	Insurance - 4.59%
3,260	Conseco, Inc. (a)	37,979
9,040	CRM Holdings, Ltd. (a) (b)	28,205
		66,184
	Internet Software & Services - 4.56%
2,110	Bidz.com, Inc. (a)	21,649
14,696	LiveDeal, Inc. (a)	44,088
		65,737
	IT Services - 2.07%
3,920	BearingPoint, Inc. (a)	7,252
5,440	Unisys Corp. (a)	22,630
		29,882
	Land Subdividers & Developers,
	Except Cemeteries - 5.10%
2,720	MI Developments, Inc. - Class A (b)	73,522
	Machinery - 3.96%
2,500	Armtec Infrastructure Income Fund (b)	57,095
	Marketing Services - 5.48%
9,339	infoUSA Inc.	52,952
1,830	Valassis Communications, Inc. (a)	25,986
		78,938
	Media - 2.48%
6,600	Idearc Inc.	21,780
8,400	Westwood One, Inc. (a)	14,028
		35,808
	Metals & Mining - 1.84%
860	A. M. Castle & Co.	26,583
	Paper & Forest Products - 2.13%
4,470	Kapstone Paper and Packaging Corp. (a)	30,754
	Pharmaceuticals - 3.47%
1,610	Watson Pharmaceuticals, Inc. (a)	49,974

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS at April 30, 2008 (Unaudited), Continued

Shares		Value
	Radio & Television Broadcasting
	& Communications Equipment - 1.25%
4,060	ClearOne Communications Inc. (a)	$18,067
	Real Estate - 7.22%
8,720	CapLease, Inc.	72,463
2,200	Lexington Realty Trust	31,680
		104,143
	Residential Construction - 3.61%
2,400	Lennar Corp. - Class B	40,200
3,600	WCI Communities, Inc. (a)	11,844
		52,044
	Semiconductor &
	Semiconductor Equipment - 0.58%
2,530	Spansion Inc. - Class A (a)	8,349
	Specialty Retail - 2.20%
1,470	Rent-A-Center, Inc. (a)	31,649
	Textiles, Apparel & Luxury Goods - 5.12%
7,770	Crown Crafts, Inc. (a)	26,496
2,720	Hampshire Group, Ltd. (a)	26,384
1,110	Steven Madden, Ltd. (a)	20,990
		73,870
	TOTAL COMMON STOCKS
	(Cost $1,675,326)	1,426,592

	SHORT-TERM INVESTMENTS - 14.60%
105,219	SEI Daily Income Treasury Fund	105,219
105,218	SEI Daily Income Trust Government Fund	105,218
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $210,437)	210,437

	Total Investments in Securities
	(Cost $1,885,763) - 113.55%	1,637,029
	Liabilities in Excess of Other Assets - (13.55)%	(195,364)
	NET ASSETS - 100.00%	$1,441,665

(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2008 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
ASSETS
Investments in securities, at value (identified
cost $2,337,260 and $1,885,763, respectively)	$2,016,688	$1,637,029
Receivables for:
Dividends and interest	1,227	1,053
Due from Adviser (Note 3)	10,814	10,651
Prepaid expenses	10,471	10,099
Total assets	2,039,200	1,658,832
LIABILITIES
Payables for:
Securities purchased	—	182,411
Audit fees	21,274	21,220
Fund accounting fees	4,532	4,333
Transfer agent fees and expenses	3,174	3,667
Administration fees	2,459	2,330
Custody fees	2,357	1,093
Chief Compliance Officer fee	875	901
Shareholder reporting	477	834
Shareholder servicing fees	398	254
Distribution fees	213	124
Total liabilities	35,759	217,167
NET ASSETS	$2,003,441	$1,441,665
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$2,003,441	$1,441,665
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	212,830	192,261
Net asset value, offering and
redemption price per share	$9.41	$7.50
COMPONENTS OF NET ASSETS
Paid-in capital	$2,321,276	$1,723,368
Undistributed net investment income	4,184	1,378
Accumulated net realized loss on investments	(1,447)	(34,351)
Net unrealized depreciation on investments
and foreign currency related transactions	(320,572)	(248,730)
Net assets	$2,003,441	$1,441,665

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2008 (Unaudited)

	Huber Capital	Huber Capital
	Equity	Small Cap
	Income Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $309 and $850, respectively)	$18,424	$14,721
Interest	824	342
Total income	19,248	15,063
Expenses
Administration fees (Note 3)	14,919	14,919
Fund accounting fees (Note 3)	13,005	12,889
Transfer agent fees and expenses (Note 3)	11,624	11,579
Registration fees	10,851	10,878
Audit fees	8,570	8,573
Advisory fees (Note 3)	8,535	9,098
Custody fees (Note 3)	4,929	3,578
Legal fees	4,622	4,621
Trustee fees	3,119	2,932
Chief Compliance Officer fee (Note 3)	2,187	1,991
Shareholder servicing fees (Note 4)	2,134	1,516
Distribution fees (Note 5)	2,134	1,516
Insurance expense	1,045	1,050
Reports to shareholders	484	481
Miscellaneous	389	316
Total expenses	88,547	85,937
Less: advisory fee waiver
and reimbursement (Note 3)	(75,829)	(73,861)
Net expenses	12,718	12,076
Net investment income	6,530	2,987

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments	(1,447)	(34,230)
Net change in unrealized depreciation
on investments and foreign currency
related transactions	(296,560)	(162,404)
Net realized and unrealized loss on investments
and foreign currency related transactions	(298,007)	(196,634)
Net Decrease in Net Assets
Resulting from Operations	$(291,477)	$(193,647)

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	June 29, 2007*
	April 30, 2008	through
	(Unaudited)	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$6,530	$663
Net realized gain (loss) on investments	(1,447)	60,679
Net change in unrealized depreciation
on investments and foreign currency
related transactions	(296,560)	(24,012)
Net increase (decrease) in net assets
resulting from operations	(291,477)	37,330

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,009)	—
From net realized gain on investments	(60,679)	—
Total distributions to shareholders	(63,688)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	714,776	1,606,500
Total increase in net assets	359,611	1,643,830

NET ASSETS
Beginning of period	1,643,830	—
End of period	$2,003,441	$1,643,830
Accumulated net investment income	$4,184	$663

(a)	A summary of share transactions is as follows:

	Six Months
	Ended		June 29, 2007*
	April 30, 2008		through
	(Unaudited)		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	66,304	$651,088	140,126	$1,606,500
Shares issued on
reinvestments of
distributions	6,400	63,688	—	—
Net increase	72,704	$714,776	140,126	$1,606,500

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Six Months
	Ended	June 29, 2007*
	April 30, 2008	through
	(Unaudited)	October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$2,987	$(1,857)
Net realized gain (loss) on investments	(34,230)	31,995
Net change in unrealized depreciation
on investments and foreign currency
related transactions	(162,404)	(86,326)
Net increase (decrease) in net assets
resulting from operations	(193,647)	(56,188)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,609)	—
From net realized gain on investments	(30,259)	—
Total distributions to shareholders	(31,868)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	381,868	1,341,500
Total increase in net assets	156,353	1,285,312

NET ASSETS
Beginning of period	1,285,312	—
End of period	$1,441,665	$1,285,312
Accumulated net investment income	$1,378	$—

(a)	A summary of share transactions is as follows:

	Six Months
	Ended		June 29, 2007*
	April 30, 2008		through
	(Unaudited)		October 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	45,077	$350,000	143,186	$1,341,500
Shares issued on
reinvestments of
distributions	3,998	31,868	—	—
Net increase	49,075	$381,868	143,186	$1,341,500

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Huber Capital Equity Income Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended		June 29, 2007*
	April 30, 2008		through
	(Unaudited)		October 31, 2007
Net asset value, beginning of period	$11.73		$10.00
Income from investment operations:
Net investment income	0.04		0.00	+
Net realized and unrealized gain (loss)
on investments and foreign currency
related transactions	(1.92)		1.73
Total from investment operations	(1.88)		1.73
Less distributions:
From net investment income	(0.02)		—
From net realized gain on investments	(0.42)		—
Total distributions	(0.44)		—
Net asset value, end of period	$9.41		$11.73
Total return	(16.24	%)‡	17.30	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$2,003		$1,644
Ratio of expenses to average net assets:
Before expense reimbursement	10.36	%†	33.55	%†
After expense reimbursement	1.49	%†	1.49	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(8.11	%)†	(31.70	%)†
After expense reimbursement	0.76	%†	0.36	%†
Portfolio turnover rate	50.43	%‡	34.75	%‡

*	Commencement of operations.
+	Less than $0.005.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Capital Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	Six Months
	Ended		June 29, 2007*
	April 30, 2008		through
	(Unaudited)		October 31, 2007
Net asset value, beginning of period	$8.98		$10.00
Income from investment operations:
Net investment income (loss)	0.02		(0.01)
Net realized and unrealized loss
on investments and foreign currency
related transactions	(1.28)		(1.01)
Total from investment operations	(1.26)		(1.02)
Less distributions:
From net investment income	(0.01)		—
From net realized gain on investments	(0.21)		—
Total distributions	(0.22)		—
Net asset value, end of period	$7.50		$8.98
Total return	(14.15	%)‡	(10.20	%)‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$1,442		$1,285
Ratio of expenses to average net assets:
Before expense reimbursement	14.16	%†	36.69	%†
After expense reimbursement	1.99	%†	1.99	%†
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement	(11.68	%)†	(35.64	%)†
After expense reimbursement	0.49	%†	(0.94	%)†
Portfolio turnover rate	19.05	%‡	78.59	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Capital Equity Income Fund (the “Equity Income Fund”) is current income and capital appreciation.  The investment objective of the Huber Capital Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds commenced operations on June 29, 2007.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited), Continued

investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective October 31, 2007, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2007 and 2008 and determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

C.
Expenses:  Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Securities Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, annually and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited), Continued

operation during the reporting period. Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for less than 60 days. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

H.
REITs: The Small Cap Value Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

I.
New Accounting Pronouncements: In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161.  The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited), Continued

NOTE 3 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Equity Income Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  The Small Cap Value Fund pays fees calculated at an annual rate of 1.50% based upon the Fund’s average daily net assets.  For the six months ended April 30, 2008, the Equity Income Fund and the Small Cap Value Fund incurred $8,535 and $9,098, respectively, in investment advisory fees.

The Funds are responsible for their own operating expenses.  The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.49% and 1.99% of average daily net assets of the Equity Income Fund and the Small Cap Value Fund, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended April 30, 2008, the Adviser reduced its fees and absorbed Fund expenses in the amount of $75,829 for the Equity Income Fund and $73,861 for the Small Cap Value Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2010	2011	Total
Equity Income Fund	$59,225	$75,829	$135,054
Small Cap Value Fund	$58,143	$73,861	$132,004

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds;

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited), Continued

prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended April 30, 2008, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody:

	Equity Income Fund	Small Cap Value Fund
Administration	$14,919	$14,919
Fund accounting	13,005	12,889
Transfer agency	8,930	8,902
Custody	4,929	3,578

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended April 30, 2008, the Equity Income Fund and the Small Cap Value Fund were allocated $2,187 and $1,991, respectively, of the Chief Compliance Officer fee.

NOTE 4 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended April 30, 2008, the Equity Income Fund and Small Cap Value Fund incurred shareholder servicing fees of $2,134 and $1,516 under the Agreement, respectively.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited), Continued

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the six months ended April 30, 2008, the Equity Income Fund and Small Cap Value Fund paid the Distributor $2,134 and $1,516, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2008, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Equity Income Fund	Small Cap Value Fund
Purchases	$1,493,750	$598,788
Sales	855,212	237,875

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred.

The tax character of distributions paid during the six months ended April 30, 2008 and the period ended October 31, 2007 was as follows:

	Equity Income Fund
	Six Months Ended	Period Ended
	April 30, 2008	October 31, 2007
Ordinary income	$63,689	$—

	Small Cap Value Fund
	Six Months Ended	Period Ended
	April 30, 2008	October 31, 2007
Ordinary income	$31,868	$—

Ordinary income distributions may include dividends paid from short-term capital gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2008 (Unaudited), Continued

As of October 31, 2007, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity	Small Cap
	Income Fund	Value Fund
Cost of investments for tax purposes	$1,943,859	$1,354,834
Gross tax unrealized appreciation	$43,371	$39,910
Gross tax unrealized depreciation	(67,383)	(126,357)
Net tax unrealized depreciation	$(24,012)	$(86,447)
Undistributed ordinary income	$61,342	$30,251
Undistributed long-term capital gain	—	8
Total distributable earnings	$61,342	$30,259
Total accumulated earnings	$37,330	$(56,188)

Huber Funds

NOTICE TO SHAREHOLDERS at April 30, 2008 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2007

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2007 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Information included in the Funds’ Form N-Q is also available by calling 1-888-482-3726 (888-HUBERCM).

Investment Adviser
Huber Capital Management, LLC
10940 Wilshire Boulevard, Suite 925
Los Angeles, California 90024-3915

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York  10022-3205

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date   7/1/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  7/1/08

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  7/1/08

* Print the name and title of each signing officer under his or her signature.